Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Current tax benefit (expense)	$4,598	$(878)	$(488)
Deferred tax benefit (expense)	(3)	3	—
Income tax benefit (expense)	$4,595	$(875)	$(488)

Schedule of taxation

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Income tax benefit (expense) at Norwegian tonnage tax regime	$4,610	$(866)	$(479)
Income tax benefit (expense) within UK	(15)	(9)	(9)
Income tax benefit (expense)	$4,595	$(875)	$(488)
Effective tax rate	(12)%	(1)%	(1)%

Schedule of components of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2023	2022
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$24,671	$25,657
Valuation allowance	(20,313)	(25,657)
Deferred tax liabilities:
Entrance tax	(127)	(164)
Deferred tax related to long-term debt	—	(260)
Total net deferred tax assets (liabilities)	$4,231	$(424)

The net deferred tax assets (liabilities) is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2023	2022
Non-current deferred tax assets	4,358	—
Non-current deferred tax liabilities	(127)	(424)
Total net deferred tax assets (liabilities)	$4,231	$(424)

Changes in the net deferred tax assets (liabilities) at December 31, 2023 and 2022 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2023	2022
Total net deferred tax assets (liabilities) at January 1,	$(424)	$(228)
Change in temporary differences	4,643	(219)
Translation differences	12	23
Total net deferred tax assets (liabilities) at December 31,	$4,231	$(424)